Compensation Plans - Summary of the Classification of the Company's Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 229	$ 162	$ 420	$ 207
Zapata Computing, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense					$ 776	$ 940
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	40	51	77	56
Research and development [Member] | Zapata Computing, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense					147	241
Sales and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	13	39	33	29
Sales and marketing [Member] | Zapata Computing, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense					124	196
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	168	64	292	101
General and Administrative Expense [Member] | Zapata Computing, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense					455	468
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 8	$ 8	$ 18	$ 21
Cost of revenue [Member] | Zapata Computing, Inc. [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense					$ 50	$ 35